Reinsurance and Policy Provisions (EquiTrust Coinsurance Agreements) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 USD ($)
Ceded Credit Risk [Line Items]
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	$ 13,254,956	$ 8,988,891
EquiTrust Coinsurance Agreements, All Periods
Ceded Credit Risk [Line Items]
Number of coinsurance agreements | agreement	2
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	$ 323,700	381,400
Reinsurance Recoverables, Gross	$ (800)
Reinsurance payable		$ 7,800
EquiTrust Coinsurance Agreement, August 1, 2001 to December 31, 2001
Ceded Credit Risk [Line Items]
Coinsurance on certain annuities, percentage	70.00%
EquiTrust Coinsurance Agreement, January 1, 2002 to December 31, 2003
Ceded Credit Risk [Line Items]
Coinsurance on certain annuities, percentage	40.00%
EquiTrust Coinsurance Agreement, January 1, 2004 to July 31, 2004
Ceded Credit Risk [Line Items]
Coinsurance on certain annuities, percentage	20.00%